PROVISIONS (Schedule of Provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions [Abstract]
Product warranty provision	$ 50	$ 50
Legal & regulatory provision	0	735
Disposal-related warranty settlement provision	0	150
Transformation provision	1,076	1,594
Provisions	1,126	2,529	$ 50
Current provisions	345	2,454
Non-current provisions	$ 781	$ 75